REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Disaggregation Based on Timing of Revenue (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net sales	100.00%	100.00%	100.00%
Product
Disaggregation of Revenue [Line Items]
Net sales	65.00%	66.00%	68.00%
Product | Transferred point in time
Disaggregation of Revenue [Line Items]
Net sales	52.00%	53.00%	54.00%
Product | Transferred over time
Disaggregation of Revenue [Line Items]
Net sales	13.00%	13.00%	14.00%
Service
Disaggregation of Revenue [Line Items]
Net sales	35.00%	34.00%	32.00%
Service | Transferred point in time
Disaggregation of Revenue [Line Items]
Net sales	5.00%	4.00%	11.00%
Service | Transferred over time
Disaggregation of Revenue [Line Items]
Net sales	30.00%	30.00%	21.00%